UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                                                                   811-6718

Dreyfus Investment Grade Funds, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	7/31
Date of reporting period:	10/31/2008

FORM N-Q

Item 1.

Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Short Term Income Fund
October 31, 2008 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--96.9%	Rate (%)	Date	Amount ($)	Value ($)

Agriculture--.4%
Philip Morris International,
Sr. Unscd. Notes	4.88	5/16/13	775,000	720,063
Asset-Backed Ctfs./Auto Receivables--6.2%
Americredit Automobile Receivables
Trust, Ser. 2008-AF, Cl. A2A	4.47	1/12/12	300,000	286,313
Americredit Prime Automobile
Receivables Trust,
Ser. 2007-1, Cl. E	6.96	3/8/16	400,682 a	236,402
Capital Auto Receivables Asset
Trust, Ser. 2006-2, Cl. B	5.07	12/15/11	485,000	426,984
Capital One Auto Finance Trust,
Ser. 2007-C, Cl. A3A	5.13	4/16/12	1,245,000	1,166,624
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B	4.64	4/15/10	1,500,000	1,474,949
Ford Credit Auto Owner Trust,
Ser. 2005-C, Cl. C	4.72	2/15/11	355,000	336,074
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. B	5.30	6/15/12	1,875,000	1,621,818
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	300,000 a	202,912
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. C	5.25	5/15/13	1,420,000	1,307,305
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. D	5.65	2/20/13	935,000	485,891
WFS Financial Owner Trust,
Ser. 2005-1, Cl. A4	3.87	8/17/12	1,671,373	1,636,242
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	2,500,000	2,446,761
				11,628,275
Asset-Backed Ctfs./Credit Cards--.2%
Citibank Credit Card Issuance
Trust, Ser. 2006-C4, Cl. C4	4.33	1/9/12	500,000 b	448,434
Asset-Backed Ctfs./Home Equity Loans--4.0%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	1,176,748 b	1,038,972
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	1,891,410 b	1,438,359
Citicorp Residential Mortgage

Securities, Ser. 2007-2,
Cl. A1A	5.98	6/25/37	789,822 b	788,143
Citicorp Residential Mortgage
Securities, Ser. 2007-2, Cl. M8	7.00	6/25/37	150,000 b	30,749
Citicorp Residential Mortgage
Securities, Ser. 2007-2, Cl. M9	7.00	6/25/37	450,000 b	48,490
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF7	5.25	8/25/35	2,038,522 b	1,637,389
Countrywide Asset Backed
Certificates, Ser. 2006-15,
Cl. A6	5.83	10/25/46	1,155,000 b	811,828
JP Morgan Mortgage Acquisition,
Ser. 2007-HE1, Cl. AF1	3.36	3/25/47	958,214 b	864,571
Ownit Mortgage Loan Asset Backed
Certificates, Ser. 2006-1,
Cl. AF1	5.42	12/25/36	71,383 b	70,794
Residential Asset Mortgage
Products, Ser. 2003-RS9,
Cl. MI1	5.80	10/25/33	576,495 b	428,408
Residential Asset Securities,
Ser. 2003-KS7, Cl. MI3	5.75	9/25/33	222,102 b	103,519
Residential Funding Mortgage
Securities II, Ser. 2005-HI3,
Cl. A2	5.09	9/25/35	270,533	263,394
Residential Funding Mortgage
Securities II, Ser. 2006-HI1,
Cl. M4	6.26	2/25/36	613,000 b	135,484
				7,660,100
Asset-Backed Ctfs./Manufactured Housing--.2%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	356,957	328,060
Banks--5.1%
Bank of America,
Jr. Sub. Bonds	8.00	12/29/49	1,130,000 b	847,288
Barclays Bank,
Sub. Bonds	7.70	4/29/49	290,000 a,b	201,753
Charter One Bank,
Sr. Unscd. Notes	5.50	4/26/11	1,435,000	1,401,784
Chevy Chase Bank,
Sub. Notes	6.88	12/1/13	590,000	356,950
Chuo Mitsui Trust & Banking,
Jr. Sub. Notes	5.51	12/29/49	700,000 a,b	457,070
Colonial Bank,
Sub. Notes	6.38	12/1/15	1,000,000	559,363
M&T Bank,
Sr. Unscd. Bonds	5.38	5/24/12	705,000	590,389

Morgan Stanley,
Sr. Unscd. Notes	6.00	4/28/15	300,000	244,074
Northern Trust,
Sr. Unscd. Notes	5.30	8/29/11	575,000	573,406
Royal Bank of Scotland Group,
Jr. Sub. Bonds	6.99	10/29/49	425,000 a,b	228,099
Shinsei Finance II,
Unscd. Bonds	7.16	7/29/49	810,000 a,b	330,329
Sovereign Bancorp,
Sr. Unscd. Notes	4.80	9/1/10	1,075,000 b	956,701
SunTrust Preferred Capital I,
Bank Gtd. Notes	5.85	12/31/49	625,000 b	344,743
Wells Fargo Bank,
Sub. Notes, Ser. AI	7.55	6/21/10	705,000	728,036
Wells Fargo Capital XIII,
Bank Gtd. Secs.	7.70	12/29/49	1,695,000 b	1,386,942
Western Financial Bank,
Sub. Debs.	9.63	5/15/12	580,000	549,246
				9,756,173
Building & Construction--.2%
Masco,
Sr. Unscd. Notes	3.12	3/12/10	390,000 b	367,433
Chemicals--1.3%
ICI Wilmington,
Gtd. Notes	4.38	12/1/08	1,535,000	1,534,754
Lubrizol,
Gtd. Notes	4.63	10/1/09	1,085,000	1,045,445
				2,580,199
Commercial & Professional Services--.3%
Ceridian,
Sr. Unscd. Notes	11.25	11/15/15	240,000 a	150,000
ERAC USA Finance,
Bonds	5.60	5/1/15	720,000 a	508,643
				658,643
Commercial Mortgage Pass-Through Ctfs.--11.4%
Banc of America Commercial
Mortgage, Ser. 2005-6, Cl. A1	5.00	9/10/47	1,097,309	1,054,853
Bayview Commercial Asset Trust,
Ser. 2006-SP1, Cl. A1	3.53	4/25/36	123,289 a,b	108,186
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. A	3.62	4/25/34	280,352 a,b	250,835
Bayview Commercial Asset Trust,
Ser. 2003-2, Cl. A	3.84	12/25/33	243,905 a,b	205,177
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. M2	4.46	4/25/34	386,944 a,b	261,644
Bayview Commercial Asset Trust,

Ser. 2006-1A, Cl. B2	4.96	4/25/36	149,754 a,b	75,237
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. B2	5.66	1/25/36	457,380 a,b	196,673
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	6.26	11/25/35	162,410 a,b	85,021
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-PWR8,
Cl. A2	4.48	6/11/41	600,000	566,607
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.88	9/11/38	375,000 b	311,035
Credit Suisse Mortgage Capital
Certificate, Ser. 2006-C1,
Cl. A2	5.51	2/15/39	1,200,000 b	1,128,765
Crown Castle Towers,
Ser. 2006-1A, Cl. AFX	5.24	11/15/36	1,300,000 a	1,248,299
Crown Castle Towers,
Ser. 2006-1A, Cl. B	5.36	11/15/36	460,000 a	431,301
Crown Castle Towers,
Ser. 2006-1A, Cl. C	5.47	11/15/36	1,035,000 a	939,294
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	565,000 a	513,788
CS First Boston Mortgage
Securities, Ser. 2005-C4,
Cl. A2	5.02	8/15/38	1,250,000	1,187,109
Global Signal Trust,
Ser. 2006-1, Cl. D	6.05	2/15/36	660,000 a	586,040
Global Signal Trust,
Ser. 2006-1, Cl. E	6.50	2/15/36	385,000 a	334,915
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. B	4.30	3/6/20	1,630,000 a,b	1,384,815
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. F	4.53	3/6/20	730,000 a,b	596,807
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. K	5.09	3/6/20	350,000 a,b	260,368
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A1	5.04	12/15/44	1,666,665	1,640,385
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2001-CIBC, Cl. D	6.75	3/15/33	955,000	928,512
LB-UBS Commercial Mortgage Trust,
Ser. 2001-C3, Cl. A2	6.37	12/15/28	960,000	929,479

Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.39	11/12/37	350,000 b	329,903
Morgan Stanley Capital I,
Ser. 2005-HQ5, Cl. A2	4.81	1/14/42	757,758	727,014
Morgan Stanley Capital I,
Ser. 2006-T21, Cl. A2	5.09	10/12/52	1,150,000	1,064,820
Morgan Stanley Dean Witter Capital
I, Ser. 2001-TOP3, Cl. A4	6.39	7/15/33	1,382,950	1,336,256
SBA CMBS Trust,
Ser. 2006-1A, Cl. A	5.31	11/15/36	1,695,000 a	1,588,079
Sovereign Commercial Mortgage
Securities Trust,
Ser. 2007-C1, Cl. D	5.78	7/22/30	415,000 a,b	126,368
WAMU Commercial Mortgage
Securities Trust,
Ser. 2003-C1A, Cl. A	3.83	1/25/35	1,232,391 a	1,163,182
				21,560,767
Diversified Financial Services--5.2%
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	212,000 b	105,958
Amvescap,
Gtd. Notes	5.38	2/27/13	380,000	353,329
Capmark Financial Group,
Gtd. Notes	5.88	5/10/12	850,000	212,584
Caterpillar Financial Services,
Sr. Unscd. Notes	5.13	10/12/11	765,000	754,968
Countrywide Home Loans,
Gtd. Notes	4.13	9/15/09	280,000	268,573
Credit Suisse Guernsey,
Jr. Sub. Notes	5.86	5/29/49	660,000 b	377,505
Credit Suisse USA,
Gtd. Notes	5.50	8/16/11	1,255,000 c	1,196,038
Ford Motor Credit,
Sr. Unscd. Notes	5.80	1/12/09	1,165,000	1,080,209
General Electric Capital,
Sr. Unscd. Notes	4.80	5/1/13	1,155,000	1,039,000
Goldman Sachs Capital II,
Gtd. Bonds	5.79	12/29/49	480,000 b	220,576
HSBC Finance Capital Trust IX,
Gtd. Notes	5.91	11/30/35	1,870,000 b	1,022,727
International Lease Finance,
Sr. Unscd. Notes	6.38	3/25/13	740,000	484,341
Janus Capital Group,
Sr. Unscd. Notes	6.25	6/15/12	540,000	425,954
Jefferies Group,
Sr. Unscd. Notes	7.75	3/15/12	1,100,000	1,048,253

Leucadia National,
Sr. Unscd. Notes	7.00	8/15/13	750,000	663,750
MUFG Capital Finance 1,
Bank Gtd. Bonds	6.35	7/29/49	430,000 b	301,718
NYSE Euronext,
Sr. Unscd. Notes	4.80	6/28/13	425,000	398,926
				9,954,409
Electric Utilities--5.4%
AES,
Sr. Unscd. Notes	7.75	10/15/15	470,000	370,713
Appalachian Power,
Sr. Unscd. Notes, Ser. O	5.65	8/15/12	315,000	299,627
Columbus Southern Power,
Sr. Unscd. Notes	6.05	5/1/18	150,000	125,030
CommonWealth Edison,
First Mortgage Bonds, Ser. 102	4.74	8/15/10	330,000	321,826
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 08-A	5.85	4/1/18	800,000	682,634
Enel Finance International,
Gtd. Notes	5.70	1/15/13	250,000 a	230,291
FirstEnergy,
Sr. Unscd. Notes, Ser. B	6.45	11/15/11	1,090,000	1,027,455
FPL Group Capital,
Gtd. Debs.	5.63	9/1/11	1,620,000	1,584,098
Ipalco Enterprises,
Sr. Scd. Notes	7.25	4/1/16	165,000 a	138,600
National Grid,
Unsub. Notes	6.30	8/1/16	724,000	609,145
NiSource Finance,
Gtd. Notes	3.38	11/23/09	641,000 b	583,511
Nisource Finance,
Gtd. Notes	6.15	3/1/13	545,000	446,248
Pacific Gas & Electric,
Sr. Unscd. Bonds	3.60	3/1/09	1,360,000	1,348,111
PacifiCorp,
First Mortgage Bonds	6.90	11/15/11	2,265,000	2,256,234
Southern,
Sr. Unscd. Notes, Ser. A	5.30	1/15/12	362,000	349,683
				10,373,206
Environmental Control--.7%
Republic Services,
Sr. Unscd. Notes	6.75	8/15/11	475,000	462,531
Veolia Environnement,
Sr. Unscd. Notes	5.25	6/3/13	920,000	832,860
				1,295,391
Food & Beverages--.9%

Delhaize Group,
Sr. Unscd. Notes		6.50	6/15/17	185,000	150,428
Diageo
Gtd. Notes		7.38	1/15/14	975,000	992,207
H.J. Heinz,
Sr. Unscd. Secs.		6.43	12/1/20	500,000 a	501,585
Kraft Foods,
Sr. Unscd. Notes		6.00	2/11/13	145,000	135,634
					1,779,854
Foreign/Governmental--.1%
Federal Republic of Brazil,
Unsub. Bonds	BRL	12.50	1/5/16	500,000 d	205,400
Health Care--2.3%
American Home Products,
Sr. Unscd. Notes		6.95	3/15/11	1,150,000 b	1,177,574
Community Health Systems,
Gtd. Notes		8.88	7/15/15	310,000	261,175
Coventry Health Care,
Sr. Unscd. Notes		5.88	1/15/12	760,000	615,733
Coventry Health Care,
Sr. Unscd. Notes		5.95	3/15/17	410,000	264,913
HCA,
Sr. Unscd. Notes		6.30	10/1/12	1,285,000	886,650
UnitedHealth Group,
Sr. Unscd. Notes		5.50	11/15/12	910,000	804,464
Wellpoint,
Sr. Unscd. Notes		5.88	6/15/17	580,000	474,875
					4,485,384
Machinery--.1%
Atlas Copco,
Sr. Unscd. Bonds		5.60	5/22/17	285,000 a	256,119
Media--1.7%
Comcast,
Gtd. Notes		5.50	3/15/11	1,240,000	1,184,723
Cox Communications,
Notes		6.25	6/1/18	295,000 a	241,103
Time Warner Cable,
Gtd. Notes		6.20	7/1/13	1,305,000	1,191,697
Time Warner,
Gtd. Notes		6.75	4/15/11	695,000	647,108
					3,264,631
Mining--.7%
Alcoa,
Sr. Unscd. Notes		6.00	7/15/13	555,000	478,069
Rio Tinto Finance,
Gtd. Notes		5.88	7/15/13	1,090,000	931,024

				1,409,093
Municipal Obligations--.1%
Clark County School District,
GO, Ser. F (Insured; FSA)	5.50	6/15/17	90,000 e	97,189
Clark County School District,
GO, Ser. F (Insured; FSA)	5.50	6/15/18	65,000 e	70,192
Cypress-Fairbanks Independent
School District, GO, Ser. A
(Schoolhouse) (Insured;
PSF-GTD)	5.25	2/15/22	60,000 e	62,345
Williamson County,
GO, Ser. A (Insured; FSA)	6.00	8/15/14	45,000 e	47,777
				277,503
Oil & Gas--.5%
Amerada Hess,
Sr. Unscd. Notes	6.65	8/15/11	985,000	924,846
Chesapeake Energy,
Gtd. Notes	7.50	6/15/14	150,000	124,125
				1,048,971
Packaging & Containers--.4%
Ball,
Gtd. Notes	6.88	12/15/12	205,000	189,625
Crown Americas,
Gtd. Notes	7.63	11/15/13	690,000	610,650
				800,275
Pipelines--1.0%
Enterprise Products Operating,
Gtd. Notes, Ser. B	4.63	10/15/09	2,045,000	1,957,783
Property & Casualty Insurance--1.3%
Jackson National Life Global,
Sr. Scd. Notes	5.38	5/8/13	590,000 a	525,337
Metropolitan Life Global Funding
I, Sr. Scd. Notes	5.13	4/10/13	330,000 a	295,274
Nippon Life Insurance,
Notes	4.88	8/9/10	1,050,000 a	1,005,555
Pacific Life Global Funding,
Notes	5.15	4/15/13	295,000 a	247,466
Prudential Financial,
Sr. Unscd. Notes	5.10	12/14/11	485,000	430,159
				2,503,791
Real Estate Investment Trusts--3.7%
Arden Realty,
Sr. Unscd. Notes	5.25	3/1/15	475,000	395,729
Avalonbay Communities,
Sr. Unscd. Notes	6.63	9/15/11	355,000	328,955
Duke Realty,

Sr. Unscd. Notes	5.88	8/15/12	600,000	500,470
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	345,000	278,835
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	305,000	280,963
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	1,165,000	990,276
HRPT Properties Trust,
Sr. Unscd. Notes	3.42	3/16/11	462,000 b	421,637
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	310,000	214,271
Mack-Cali Realty,
Sr. Unscd. Notes	5.05	4/15/10	550,000	551,361
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	300,000	300,574
Regency Centers,
Gtd. Notes	5.88	6/15/17	370,000	282,317
Simon Property Group,
Sr. Unscd. Notes	5.00	3/1/12	2,275,000	1,933,220
WEA Finance,
Sr. Notes	7.13	4/15/18	660,000 a	518,916
				6,997,524
Residential Mortgage Pass-Through Ctfs.--2.7%
ChaseFlex Trust,
Ser. 2006-2, Cl. A1A	5.59	9/25/36	126,413 b	125,582
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	5.35	12/25/34	540,899 b	453,991
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	3.61	5/25/36	465,714 b	398,421
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	1,537,916 b	1,071,007
WaMu Pass-Through Certificates,
Ser. 2005-AR4, Cl. A4B	4.67	4/25/35	3,294,000 b	3,184,992
				5,233,993
Retail--1.0%
CVS Caremark,
Sr. Unscd. Notes	3.11	6/1/10	345,000 b	311,848
CVS Caremark,
Sr. Unscd. Notes	5.75	8/15/11	260,000	245,444
Home Depot,
Sr. Unscd. Notes	5.25	12/16/13	1,010,000	851,653
Lowe's Companies,
Sr. Unscd. Notes	5.60	9/15/12	150,000	148,601
Walgreen,
Sr. Unscd. Notes	4.88	8/1/13	430,000	420,538
				1,978,084

State/Territory Gen Oblg--1.8%
Erie Tobacco Asset
Securitization/NY, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/28	815,000	691,112
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	805,000	642,937
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	2,322,000	1,941,447
Wisconsin,
GO, Ser. G (Insured; MBIA)	5.00	5/1/15	110,000 e	117,790
				3,393,286
Telecommunications--1.6%
AT & T,
Gtd. Notes	7.30	11/15/11	770,000 b	776,329
Qwest,
Sr. Unscd. Notes	8.88	3/15/12	50,000 b	44,000
Sprint Capital,
Gtd. Notes	6.88	11/15/28	245,000	143,613
Sprint Capital,
Gtd. Notes	8.38	3/15/12	1,015,000	817,633
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	555,000	421,702
Telefonica Emisiones,
Gtd. Notes	5.98	6/20/11	675,000	644,909
Verizon Communications,
Sr. Unscd. Notes	8.95	3/1/39	290,000	295,075
				3,143,261
Textiles & Apparel--.4%
Mohawk Industries,
Sr. Unscd. Notes	5.75	1/15/11	805,000	732,684
Transportation--.7%
Norfolk Southern,
Sr. Unscd. Notes	8.63	5/15/10	1,250,000	1,325,391
U.S. Government Agencies--7.2%
Federal Home Loan Mortgage Corp.,
Notes	4.50	7/15/13	4,940,000 f	5,004,561
Federal National Mortgage
Association, Notes	3.25	4/9/13	8,976,000 f	8,665,852
				13,670,413
U.S. Government Agencies/Mortgage-Backed--16.3%
Federal Home Loan Mortgage Corp.:
3.50%, 9/1/10			259,958 f	257,286
4.00%, 3/1/10 - 4/1/10			7,006,588 f	6,991,322
6.50%, 6/1/32			4,050 f	4,140

Stripped Security, Interest
Only Class, Ser. 1987,
Cl. PI, 7.00%, 9/15/12	63,228 f,g	5,192
Federal National Mortgage Association:
5.00%	155,000 f,h	146,838
4.00%, 2/1/10 - 5/1/10	1,928,781 f	1,922,623
4.50%, 11/1/14	1,051,670 f	1,052,335
Gtd. Pass-Through Ctfs.,
Ser. 2003-49, Cl. JE,
3.00%, 4/25/33	550,271 f	480,141
Government National Mortgage Association I:
Ser. 2003-96, Cl. B, 3.61%,
8/16/18	169,146	168,820
Ser. 2005-90, Cl. A, 3.76%,
9/16/28	1,730,548	1,709,826
Ser. 2006-67, Cl. A, 3.95%,
10/6/11	1,496,180	1,481,562
Ser. 2005-34, Cl. A, 3.96%,
9/16/21	976,404	973,462
Ser. 2005-79, Cl. A, 4.00%,
10/16/33	1,651,123	1,641,181
Ser. 2005-50, Cl. A, 4.02%,
10/16/26	940,807	934,885
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	1,170,194	1,158,734
Ser. 2005-42, Cl. A, 4.05%,
7/16/20	3,959,230	3,945,427
Ser. 2006-6, Cl. A, 4.05%,
10/16/23	328,071	326,934
Ser. 2007-52, Cl. A, 4.05%,
10/16/25	793,675	789,531
Ser. 2006-3, Cl. A, 4.21%,
1/16/28	1,659,747	1,651,484
Ser. 2006-5, Cl. A, 4.24%,
7/16/29	1,671,869	1,663,361
Ser. 2005-52, Cl. A, 4.29%,
1/16/30	684,033	682,177
Ser. 2005-59, Cl. A, 4.39%,
5/16/23	679,637	678,898
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	1,415,846	1,413,260
Ser. 2005-87, Cl. A, 4.45%,
3/16/25	952,021	950,857
Government National Mortgage Association II:
7.00%, 12/20/30 - 4/20/31	21,881	22,316
7.50%, 11/20/29 - 12/20/30	23,224	24,395

		31,076,987
U.S. Government Securities--11.8%
U.S. Treasury Notes:
3.50%, 5/31/13	10,466,000 c	10,864,200
4.88%, 4/30/11	10,633,000 c	11,498,601
		22,362,801
Total Bonds and Notes
(cost $204,795,756)		185,234,381

	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)

U.S. Treasury Bills;
0.45%, 1/2/09
(cost $259,796)	260,000 [i]	259,819

Other Investment--.8%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,598,000)	1,598,000 [j]	1,598,000

Investment of Cash Collateral for
Securities Loaned--12.5%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $23,815,913)	23,815,913 [j]	23,815,913

Total Investments (cost $230,469,465)	110.3%	210,908,113
Liabilities, Less Cash and Receivables	(10.3%)	(19,624,334)
Net Assets	100.0%	191,283,779

FSA--Financial Security Assurance GO--General Obligation MBIA--Municipal Bond Investors Assurance Insurance Corporation PSF-GTD--Permanent School Fund Guaranteed

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, these securities amounted to $16,631,483 or 8.7% of net assets.

b	Variable rate security--interest rate subject to periodic change.

c	All or a portion of these securities are on loan. At October 31, 2008, the total market value of the fund's securities on loan is $22,723,820 and the total market value of the collateral held by the fund is $23,815,913.

d	Principal amount stated in U.S. Dollars unless otherwise noted. BRL--Brazilian Real

e	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

f	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator.

g	Notional face amount shown.

h	Purchased on a forward commitment basis.

i	All or partially held by a broker as collateral for open financial futures positions.

j	Investment in affiliated money market mutual fund.

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $230,469,465.

Net unrealized depreciation on investments was $19,561,352 of which $524,541 related to appreciated investment securities and $20,085,893 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES October 31, 2008 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 10/31/2008 ($)

Financial Futures Long
U.S. Treasury 2 Year Notes	91	19,549,359	December 2008	133,015
U.S. Treasury 5 Year Notes	99	11,212,523	December 2008	122,203
Financial Futures Short
U.S. Treasury 10 Year Notes	75	(8,480,860)	December 2008	191,031
				446,249

At October 31, 2008, the fund held the following forward foreign currency exchange contracts:

				Unrealized
				Appreciation/
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost	Value ($)	at 10/31/2008 ($)

Purchases:
Brazilian Real, expiring 12/17/2008	220,000	91,973	99,976	8,003
Brazilian Real, expiring 12/17/2008	180,000	77,754	81,798	4,044
				12,047
Sales:
Brazilian Real, expiring 11/14/2008	860,000	349,239	394,562	(45,323)

Total				(33,276)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	25,413,913	446,249

Level 2 - Other Significant Observable Inputs	0	(33,276)

Level 3 - Significant Unobservable Inputs	0	0

Total	25,413,913	412,973

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Premier Yield Advantage Fund
October 31, 2008 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--59.9%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense--.6%
Northrop Grumman,
Gtd. Notes	7.13	2/15/11	180,000	181,663
Asset-Backed Ctfs.--1.8%
Credit-Based Asset Servicing and
Securitization, Ser. 2007-CB1,
Cl. AF1B	6.00	1/25/37	414,222 a	392,786
Saxon Asset Securities Trust,
Ser. 2006-3, Cl. A3	3.43	10/25/46	250,000 a	128,963
				521,749
Asset-Backed Ctfs./Auto Receivables--3.5%
BMW Vehicle Lease Trust,
Ser. 2007-1, Cl. A2A	4.64	11/16/09	399,033	396,021
Harley Davidson Motorcycle Trust,
Ser. 2007-2, Cl. A2	5.26	12/15/10	67,032	67,083
Harley-Davidson Motorcycle Trust,
Ser. 2004-3, Cl. A2	3.20	5/15/12	196,331	194,721
WFS Financial Owner Trust,
Ser. 2005-2, Cl. A4	4.39	11/19/12	399,016	397,368
				1,055,193
Asset-Backed Ctfs./Home Equity Loans--9.9%
Bayview Financial Acquisition
Trust, Ser. 2006-A, Cl. 1A1	5.61	2/28/41	592,441 a	586,299
Bayview Financial Acquisition
Trust, Ser. 2007-A, Cl. 1A1	6.13	5/28/37	624,045 a	595,963
Centex Home Equity,
Ser. 2003-B, Cl. AF4	3.74	2/25/32	262,803 a	244,378
Centex Home Equity,
Ser. 2005-D, Cl. M4	3.87	10/25/35	1,000,000 a	562,951
Home Equity Asset Trust,
Ser. 2005-9, Cl. M7	4.46	4/25/36	450,000 a	8,546
Household Home Equity Loan Trust,
Ser. 2007-2, Cl. A1F	5.93	7/20/36	227,561 a	225,337
Nomura Home Equity Loan,
Ser. 2006-WF1, Cl. M7	4.16	3/25/36	500,000 a	52,115
Option One Mortgage Loan Trust,
Ser. 2005-4, Cl. M5	3.89	11/25/35	500,000 a	67,519
Renaissance Home Equity Loan

Trust, Ser. 2006-4, Cl. AF1	5.55	1/25/37	207,009 a	203,402
Renaissance Home Equity Loan
Trust, Ser. 2006-3, Cl. AF2	5.58	11/25/36	431,440 a	418,557
				2,965,067
Asset-Backed Ctfs./Manufactured Housing--.9%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	297,464	273,383
Chemicals--1.7%
DuPont EI DeNemours,
Sr. Unscd. Notes	6.88	10/15/09	500,000	512,498
Diversified Financial Services--5.0%
Caterpillar Financial Service,
Sr. Unscd. Notes	4.30	6/1/10	200,000	196,205
Goldman Sachs Group,
Sr. Unscd. Notes, Ser. B	4.16	7/23/09	500,000 a	483,683
HSBC Finance,
Sr. Unscd. Notes	4.63	9/15/10	250,000	232,553
Unilever Capital,
Gtd. Notes	7.13	11/1/10	175,000	180,959
US Bancorp,
Sr. Unscd. Notes	3.20	5/6/10	400,000 a	395,252
				1,478,546
Electric Utilities--3.6%
Florida Power,
First Mortgage Bonds	4.50	6/1/10	400,000	391,236
Pacific Gas & Electric,
Sr. Unscd. Bonds	3.60	3/1/09	400,000	396,503
Public Service Electricity & Gas,
First Mortgage Notes	3.69	3/12/10	300,000 a	297,944
				1,085,683
Food & Beverages--1.2%
Kellogg,
Sr. Unscd. Notes, Ser. B	6.60	4/1/11	175,000	176,463
Kroger,
Gtd. Notes	8.05	2/1/10	170,000	170,853
				357,422
Health Care--2.5%
Abbott Laboratories,
Sr. Unscd. Notes	5.60	5/15/11	350,000	358,116
Amgen,
Sr. Unscd. Notes	4.00	11/18/09	400,000	394,093
				752,209
Media--.6%
Comcast Cable Communications,
Gtd. Notes	6.75	1/30/11	180,000	176,904

Real Estate Investment Trusts--.5%
Simon Property Group,
Sr. Unscd. Notes	3.75	1/30/09	155,000	153,114
Residential Mortgage Pass-Through Ctfs.--13.5%
Adjustable Rate Mortgage Trust,
Ser. 2006-2, Cl. 6A1	3.43	5/25/36	307,219 a	194,121
Adjustable Rate Mortgage Trust,
Ser. 2005-3, Cl. 8A2	3.50	7/25/35	315,927 a	191,536
Adjustable Rate Mortgage Trust,
Ser. 2005-7, Cl. 7A21	3.51	10/25/35	230,385 a	147,979
Adjustable Rate Mortgage Trust,
Ser. 2005-9, Cl. 5A1	3.53	11/25/35	459,213 a	289,925
Adjustable Rate Mortgage Trust,
Ser. 2006-1, Cl. 6A2	3.55	3/25/36	460,579 a	162,951
American General Mortgage Loan
Trust, Ser. 2006-1, Cl. A1	5.75	12/25/35	55,346 a,b	55,041
Bear Stearns Alt-A Trust,
Ser. 2005-1, Cl. A1	3.54	1/25/35	311,604 a	178,708
Countrywide Alternative Loan
Trust, Ser. 2006-6CB, Cl. 1A2	3.66	5/25/36	636,911 a	357,153
Countrywide Alternative Loan
Trust, Ser. 2005-65CB, Cl. 1A5	4.01	1/25/36	679,483 a	396,145
Countrywide Alternative Loan
Trust, Ser. 2004-7T1, Cl. A1	5.75	6/25/34	371,553	372,210
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2004-16, Cl. 1A1	3.66	9/25/34	437,981 a	283,467
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2004-21, Cl. A8	8.00	11/25/34	194,941	196,560
GSR Mortgage Loan Trust,
Ser. 2004-15F, Cl. 2A2	5.00	12/25/34	564,495	474,210
Impac CMB Trust,
Ser. 2005-4, Ser. 1M3	3.74	5/25/35	213,490 a	53,509
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	3.61	5/25/36	640,891 a	548,286
Opteum Mortgage Acceptance,
Ser. 2005-5, Cl. 2A1A	5.47	12/25/35	141,655 a	140,267
				4,042,068
Technology--.6%
Oracle,
Sr. Unscd. Notes	5.00	1/15/11	195,000	193,486
Telecommunications--1.2%
SBC Communications,
Sr. Unscd. Notes	4.13	9/15/09	350,000	346,048

U.S. Government Agencies--3.6%
Federal National Mortgage
Association, Sr. Unscd. Notes	3.38	5/19/11	1,055,000 c	1,060,569
U.S. Government Agencies/Mortgage-Backed--2.9%
Federal National Mortgage Association
Ser. 2002-83, REMICS,
Cl. DH, 5.00%, 9/25/17			455,706 c	459,653
Government National Mortgage Association I
Ser. 2004-9, Cl. A, 3.36%,
8/16/22			403,271	400,311
				859,964

U.	S. Government Securities--6.3%

U.	S. Treasury Notes

4.50%, 2/28/11	130,000	139,202
4.63%, 8/31/11	1,610,000	1,738,298
		1,877,500
Total Bonds and Notes
(cost $21,969,761)		17,893,066
	Principal
Short-Term Investments--4.7%	Amount ($)	Value ($)

Commerical Paper--4.4%
Barclays
3.09%, 2/13/09	800,000	792,859
Windmill Funding
2.96%, 1/7/09	500,000	497,246
		1,290,105
U.S. Treasury Bills--.3%
1.00%, 1/22/09	100,000	99,937
Total Short-Term Investments
(cost $1,389,877)		1,390,042

Other Investment--35.3%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $10,538,000)	10,538,000 [d]	10,538,000
Total Investments (cost $33,897,638)	99.9%	29,821,108
Cash and Receivables (Net)	.1%	42,970
Net Assets	100.0%	29,864,078

a	Variable rate security--interest rate subject to periodic change.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, this security amounted to $55,041 or .2% of net assets.

c	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and

    Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. d Investment in affiliated money market mutual fund.

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $33,897,638.

Net unrealized depreciation on investments was $4,076,530 of which $39,807 related to appreciated investment securities and $4,116,337 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
October 31, 2008 (Unaudited)

Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 10/31/2008 ($)

Financial Futures Long
U.S. Treasury 2 Year Notes	19	4,081,734	December 2008	36,236

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	10,538,000	36,236

Level 2 - Other Significant Observable Inputs	19,283,108	0

Level 3 - Significant Unobservable Inputs	0	0

Total	29,821,108	36,236

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Premier Intermediate Term Income Fund
October 31, 2008 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--123.3%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense--.0%
Raytheon,
Sr. Unscd. Notes	5.50	11/15/12	375,000	358,867
Agriculture--.1%
Philip Morris International,
Sr. Unscd Notes	5.65	5/16/18	2,065,000	1,769,622
Asset-Backed Ctfs./Auto Receivables--3.7%
AmeriCredit Automobile Receivables
Trust, Ser. 2005-DA, Cl. A3	4.87	12/6/10	645,319	635,492
AmeriCredit Automobile Receivables
Trust, Ser. 2006-BG, Cl. A3	5.21	10/6/11	5,496,994	5,371,534
Americredit Prime Automobile
Receivables Trust,
Ser. 2007-1, Cl. E	6.96	3/8/16	6,697,114 a	3,951,297
Americredit Prime Automobile
Receivables, Ser. 2007-2M,
Cl. A2B	4.47	11/8/10	1,008,552 b	998,383
Capital Auto Receivables Asset
Trust, Ser. 2005-1, Cl. C	4.73	9/15/10	425,000	414,271
Capital Auto Receivables Asset
Trust, Ser. 2005-1, Cl. D	6.50	5/15/12	2,400,000 a	2,119,500
Capital Auto Receivables Asset
Trust, Ser. 2007-1, Cl. D	6.57	9/16/13	1,708,000 a	1,250,897
Capital Auto Receivables Asset
Trust, Ser. 2006-1, Cl. D	7.16	1/15/13	1,050,000 a	969,369
Capital One Auto Finance Trust,
Ser. 2007-A, Cl. A3B	4.56	8/15/11	3,613,623 b	3,482,011
Capital One Auto Finance Trust,
Ser. 2006-C, Cl. A3A	5.07	7/15/11	3,754,932	3,656,880
Capital One Auto Finance Trust,
Ser. 2007-C, Cl. A3A	5.13	4/16/12	1,420,000	1,330,607

Capital One Auto Finance Trust,
Ser. 2007-C, Cl. A2A	5.29	5/17/10	461,541	459,883
Capital One Auto Finance Trust,
Ser. 2006-A, Cl. A3	5.33	11/15/10	541,141	539,201
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B	4.64	4/15/10	4,729,000	4,650,022
Ford Credit Auto Owner Trust,
Ser. 2005-C, Cl. C	4.72	2/15/11	1,940,000	1,836,573
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. C	5.47	9/15/12	340,000	251,397
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	3,825,000 a	2,587,123
Ford Credit Auto Owner Trust,
Ser. 2006-B, Cl. D	7.12	2/15/13	1,600,000 a	1,155,481
GS Auto Loan Trust,
Ser. 2004-1, Cl. A4	2.65	5/16/11	22,333	22,317
Honda Auto Receivables Owner
Trust, Ser. 2006-1, Cl. A3	5.07	2/18/10	909,042	909,818
Hyundai Auto Receivables Trust,
Ser. 2007-A, Cl. A3A	5.04	1/17/12	465,000	457,991
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. C	5.25	5/15/13	655,000	603,018
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. D	5.65	2/20/13	945,000	491,088
WFS Financial Owner Trust,
Ser. 2004-4, Cl. B	3.13	5/17/12	65,826	65,104
WFS Financial Owner Trust,
Ser. 2005-3, Cl. B	4.50	5/17/13	485,000	466,274
WFS Financial Owner Trust,
Ser. 2005-3, Cl. C	4.54	5/17/13	50,000	45,744
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	5,370,000	5,255,642
				43,976,917
Asset-Backed Ctfs./Credit Cards--.7%
American Express Credit Account
Master Trust, Ser. 2007-6,
Cl. C	4.95	1/15/13	7,095,000 a,b	6,100,134

Citibank Credit Card Issuance
Trust, Ser. 2006-C4, Cl. C4	4.33	1/9/12	2,581,000 b	2,314,818
				8,414,952
Asset-Backed Ctfs./Home Equity Loans--2.3%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	888,564 b	784,530
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	4,140,139 b	3,148,447
Citicorp Residential Mortgage
Securities, Ser. 2006-2, Cl. A2	5.56	9/25/36	1,600,000 b	1,586,806
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A1	5.96	7/25/36	180,419 b	180,790
Citicorp Residential Mortgage
Securities, Ser. 2007-2,
Cl. A1A	5.98	6/25/37	1,008,935 b	1,006,789
Citicorp Residential Mortgage
Securities, Ser. 2007-2, Cl. M8	7.00	6/25/37	150,000 b	30,749
Citicorp Residential Mortgage
Securities, Ser. 2007-2, Cl. M9	7.00	6/25/37	525,000 b	56,571
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	2/25/35	3,958,445 b	3,131,616
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF7	5.25	8/25/35	1,640,762 b	1,317,899
GSAA Home Equity Trust,
Ser. 2006-7, Cl. AV1	3.34	3/25/46	261,804 b	256,438
JP Morgan Mortgage Acquisition,
Ser. 2007-HE1, Cl. AF1	3.36	3/25/47	958,214 b	864,571
Mastr Asset Backed Securities
Trust, Ser. 2006-AM1, Cl. A2	3.39	1/25/36	1,733,634 b	1,669,945
Ownit Mortgage Loan Asset Backed
Certificates, Ser. 2006-1,
Cl. AF1	5.42	12/25/36	63,451 b	62,928
Ownit Mortgage Loan Asset-Backed
Certificates, Ser. 2005-5,
Cl. A2B	3.55	10/25/36	4,188,751 b	3,794,400
Popular ABS Mortgage Pass-Through
Trust, Ser. 2005-6, Cl. M1	5.91	1/25/36	3,770,000 b	1,350,970

Residential Asset Mortgage
Products, Ser. 2005-RS2, Cl. M2	3.74	2/25/35	3,690,000 b	2,126,212
Residential Asset Mortgage
Products, Ser. 2005-RS2, Cl. M3	3.81	2/25/35	1,090,000 b	420,580
Residential Asset Securities,
Ser. 2005-EMX4, Cl. A2	3.52	11/25/35	4,277,543 b	4,041,852
Residential Asset Securities,
Ser. 2005-AHL2, Cl. M3	3.73	10/25/35	1,005,000 b	200,157
Residential Asset Securities,
Ser. 2001-KS3, Cl. MII1	4.08	9/25/31	36,586 b	13,706
Residential Asset Securities,
Ser. 2003-KS7, Cl. MI3	5.75	9/25/33	1,721,540 b	802,388
Residential Funding Mortgage
Securities II, Ser. 2006-HSA2,
Cl. AI1	3.37	3/25/36	151,967 b	141,651
				26,989,995
Asset-Backed Ctfs./Manufactured Housing--.5%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	2,229,491	2,049,007
Origen Manufactured Housing,
Ser. 2004-B, Cl. A2	3.79	12/15/17	9,907	9,829
Origen Manufactured Housing,
Ser. 2005-B, Cl. A2	5.25	12/15/18	2,385,773	2,385,006
Origen Manufactured Housing,
Ser. 2005-B, Cl. M2	6.48	1/15/37	1,745,000	1,387,903
Vanderbilt Mortgage Finance,
Ser. 1999-A, Cl. 1A6	6.75	3/7/29	80,000 b	73,082
				5,904,827
Automobiles--.1%
Daimler Finance North America,
Gtd. Notes	4.88	6/15/10	65,000	55,884
Goodyear Tire & Rubber,
Gtd. Notes	6.68	12/1/09	705,000 b	649,481
				705,365
Banks--9.8%
BAC Capital Trust XIV,
Bank Gtd. Notes	5.63	12/31/49	6,605,000 b	3,107,454

Bank of America,
Jr. Sub. Bonds	8.00	12/29/49	7,780,000 b	5,833,537
Barclays Bank,
Jr. Sub. Bonds	5.93	9/29/49	4,140,000 a,b	2,225,482
Barclays Bank,
Sub. Bonds	7.70	4/29/49	1,885,000 a,b	1,311,395
Capital One Financial,
Sr. Unscd. Notes	3.10	9/10/09	8,315,000 b	7,712,262
Chevy Chase Bank,
Sub. Notes	6.88	12/1/13	3,555,000	2,150,775
Chuo Mitsui Trust & Banking,
Jr. Sub. Notes	5.51	12/29/49	485,000 a,b	316,684
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	21,255,000	19,461,184
Colonial Bank,
Sub. Notes	6.38	12/1/15	3,635,000	2,033,284
Goldman Sachs Group,
Sub. Notes	5.63	1/15/17	330,000	242,183
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	9,330,000	6,090,988
Industrial Bank of Korea,
Sub. Notes	4.00	5/19/14	6,210,000 a,b	5,776,120
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	3,805,000	3,276,421
M&T Bank,
Sr. Unscd. Bonds	5.38	5/24/12	245,000	205,171
Manufacturers & Traders Trust,
Sub. Notes	5.59	12/28/20	475,000 b	370,486
Marshall & Ilsley Bank,
Sub. Notes, Ser. BN	3.08	12/4/12	7,950,000 b	6,213,664
Marshall & Ilsley,
Sr. Unscd. Notes	5.63	8/17/09	7,430,000	6,810,501
Morgan Stanley,
Sub. Notes	4.75	4/1/14	1,919,000	1,366,374
Morgan Stanley,
Sr. Unscd. Notes	5.75	8/31/12	1,365,000	1,160,071
Morgan Stanley,

Sr. Unscd. Notes		6.60	4/1/12	2,100,000	1,882,215
NB Capital Trust IV,
Bank Gtd. Cap. Secs.		8.25	4/15/27	1,180,000	978,747
Royal Bank of Scotland Group,
Jr. Sub. Bonds		6.99	10/29/49	3,240,000 a,b	1,738,921
Shinsei Finance II,
Unscd. Bonds		7.16	7/29/49	255,000 a,b	103,992
Sovereign Bancorp,
Sr. Unscd. Notes		3.09	3/1/09	1,255,000 b	1,203,510
Sovereign Bancorp,
Sr. Unscd. Notes		3.44	3/23/10	4,790,000 b	4,343,835
Sovereign Bancorp,
Sr. Unscd. Notes		4.80	9/1/10	925,000 b	823,207
Sumitomo Mitsui Banking,
Sub. Notes	EUR	4.38	7/29/49	1,880,000 b,c	1,340,170
Sumitomo Mitsui Banking,
Sub. Notes		5.63	7/29/49	2,640,000 a,b	1,876,876
SunTrust Preferred Capital I,
Bank Gtd. Notes		5.85	12/31/49	7,035,000 b	3,880,422
UBS AG Stamford CT,
Sr. Unscd. Notes		5.75	4/25/18	4,005,000	3,119,062
USB Capital IX,
Gtd. Notes		6.19	4/15/49	12,790,000 b	6,653,946
Wells Fargo & Co.,
Sub. Notes		6.38	8/1/11	540,000	551,890
Wells Fargo Bank,
Sub. Notes, Ser. AI		7.55	6/21/10	3,620,000	3,738,284
Wells Fargo Capital XIII,
Bank Gtd. Secs.		7.70	12/29/49	4,530,000 b	3,706,695
Western Financial Bank,
Sub. Debs.		9.63	5/15/12	4,250,000	4,024,648
					115,630,456
Building & Construction--.3%
Masco,
Sr. Unscd. Notes		3.12	3/12/10	3,560,000 b	3,354,001
Chemicals--.1%
Lubrizol,

Gtd. Notes	4.63	10/1/09	815,000	785,288
Commercial & Professional Services--1.8%
Block Financial,
Gtd. Notes	7.88	1/15/13	6,980,000	6,768,855
Ceridian,
Sr. Unscd. Notes	11.25	11/15/15	900,000 a,d	562,500
Donnelley (R.R.) and Sons,
Sr. Unscd. Notes	5.63	1/15/12	3,910,000	3,419,350
Donnelley (R.R.) and Sons,
Sr. Unscd. Notes	6.13	1/15/17	5,855,000	4,149,345
ERAC USA Finance,
Notes	3.72	4/30/09	1,935,000 a,b	1,790,425
ERAC USA Finance,
Bonds	5.60	5/1/15	550,000 a	388,546
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	3,900,000 a	2,395,513
ERAC USA Finance,
Gtd. Notes	7.00	10/15/37	170,000 a	99,678
ERAC USA Finance,
Notes	7.95	12/15/09	2,315,000 a	2,198,185
				21,772,397
Commercial Mortgage Pass-Through Ctfs.--8.7%
Banc of America Commercial
Mortgage, Ser. 2002-2, Cl. A3	5.12	7/11/43	300,000	275,525
Bayview Commercial Asset Trust,
Ser. 2006-SP1, Cl. A1	3.53	4/25/36	246,578 a,b	216,372
Bayview Commercial Asset Trust,
Ser. 2006-SP2, Cl. A	3.54	1/25/37	3,463,764 a,b	2,818,464
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. A	3.62	4/25/34	678,978 a,b	607,490
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. A2	3.66	11/25/35	2,981,841 a,b	2,355,654
Bayview Commercial Asset Trust,
Ser. 2003-2, Cl. A	3.84	12/25/33	1,085,377 a,b	913,036
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. M6	3.90	4/25/36	652,793 a,b	545,083
Bayview Commercial Asset Trust,

Ser. 2005-4A, Cl. M5	3.91	1/25/36	1,120,580 a,b	619,120
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B1	4.36	11/25/35	59,058 a,b	32,500
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. M2	4.46	4/25/34	343,139 a,b	232,024
Bayview Commercial Asset Trust,
Ser. 2006-2A, Cl. B2	4.73	7/25/36	563,352 a,b	296,999
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. B2	4.96	4/25/36	153,158 a,b	76,947
Bayview Commercial Asset Trust,
Ser. 2006-2A, Cl. B3	5.96	7/25/36	475,329 a,b	233,957
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. B3	6.21	4/25/36	741,965 a,b	426,630
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	6.26	11/25/35	915,400 a,b	479,212
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. B3	6.76	1/25/36	147,015 a,b	58,806
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12,
Cl. A3	4.24	8/13/39	295,000 b	282,324
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5,
Cl. A2	4.25	7/11/42	2,427,602	2,350,973
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-PWR8,
Cl. A2	4.48	6/11/41	3,160,000	2,984,128
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-T18
Cl. A2	4.56	2/13/42	3,390,000 b	3,261,517
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5,
Cl. A3	4.57	7/11/42	120,000	110,613
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-PW10,
Cl. A4	5.41	12/11/40	1,905,000 b	1,559,883
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,

Cl. AAB	5.88	9/11/38	715,000 b	593,040
Credit Suisse/Morgan Stanley
Commercial Mortgage
Certificates, Ser. 2006-HC1A,
Cl. A1	4.75	5/15/23	6,119,808 a,b	5,406,529
Crown Castle Towers,
Ser. 2006-1A, Cl. AFX	5.24	11/15/36	5,575,000 a	5,353,282
Crown Castle Towers,
Ser. 2006-1A, Cl. B	5.36	11/15/36	275,000 a	257,843
Crown Castle Towers,
Ser. 2006-1A, Cl. C	5.47	11/15/36	800,000 a	726,024
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	3,665,000 a	3,332,804
Crown Castle Towers,
Ser. 2006-1A, Cl. D	5.77	11/15/36	2,385,000 a	2,070,681
CS First Boston Mortgage
Securities, Ser. 2005-C4,
Cl. AAB	5.07	8/15/38	3,345,000 b	2,888,955
CS First Boston Mortgage
Securities, Ser. 2005-C5,
Cl. A4	5.10	8/15/38	6,230,000 b	5,019,317
CS First Boston Mortgage
Securities, Ser. 2001-CKN5,
Cl. A4	5.44	9/15/34	5,172,881	4,890,503
Global Signal Trust,
Ser. 2006-1, Cl. C	5.71	2/15/36	2,840,000 a	2,607,660
Global Signal Trust,
Ser. 2006-1, Cl. D	6.05	2/15/36	4,760,000 a	4,226,594
Global Signal Trust,
Ser. 2006-1, Cl. E	6.50	2/15/36	1,305,000 a	1,135,233
GMAC Commercial Mortgage
Securities, Ser. 2003-C3,
Cl. A2	4.22	4/10/40	1,427,304	1,374,889
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. B	4.30	3/6/20	1,630,000 a,b	1,384,815
Goldman Sachs Mortgage Securities

Corporation II, Ser. 2007-EOP,
Cl. E	4.49	3/6/20	610,000 a,b	516,794
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. F	4.53	3/6/20	5,680,000 a,b	4,643,645
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. G	4.57	3/6/20	3,110,000 a,b	2,507,223
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. K	5.09	3/6/20	2,380,000 a,b	1,770,500
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. L	5.34	3/6/20	6,725,000 a,b	5,111,000
Greenwich Capital Commercial
Funding, Ser. 2004-GG1, Cl. A7	5.32	6/10/36	650,000 b	559,936
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2004-C1, Cl. A2	4.30	1/15/38	540,000	495,213
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A2	5.20	12/15/44	1,250,000	1,171,560
LB-UBS Commercial Mortgage Trust,
Ser. 2005-C3, Cl. A5	4.74	7/15/30	2,280,000	1,813,988
LB-UBS Commercial Mortgage Trust,
Ser. 2001-C3, Cl. A2	6.37	12/15/28	960,000	929,479
Merrill Lynch Mortgage Trust,
Ser. 2005-LC1, Cl. A4	5.29	1/12/44	1,665,000 b	1,342,190
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.39	11/12/37	300,000 b	282,774
Merrill Lynch Mortgage Trust,
Ser. 2002-MW1, Cl. A3	5.40	7/12/34	1,030,000	1,001,911
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A6	5.42	11/12/37	3,855,000 b	3,129,112
Morgan Stanley Capital I,
Ser. 2006-T21, Cl. A2	5.09	10/12/52	1,000,000	925,930
Morgan Stanley Capital I,

Ser. 1999-CAM1, Cl. A4	7.02	3/15/32	26,936 b	26,856
Morgan Stanley Dean Witter Capital
I, Ser. 2001-PPM, Cl. A3	6.54	2/15/31	47,545	46,776
SBA CMBS Trust,
Ser. 2006-1A, Cl. A	5.31	11/15/36	1,550,000 a	1,452,226
SBA CMBS Trust,
Ser. 2005-1A, Cl. C	5.73	11/15/35	1,430,000 a	1,212,597
SBA CMBS Trust,
Ser. 2006-1A, Cl. D	5.85	11/15/36	1,890,000 a	1,636,343
Sovereign Commercial Mortgage
Securities Trust,
Ser. 2007-C1, Cl. D	5.78	7/22/30	420,000 a,b	127,890
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	6.09	8/15/39	495,000 b	419,452
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	3,039,247	2,926,055
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C19, Cl. A5	4.66	5/15/44	2,045,000	1,795,610
WAMU Commercial Mortgage
Securities Trust,
Ser. 2003-C1A, Cl. A	3.83	1/25/35	5,036,436 a	4,753,596
				102,604,082
Diversified Financial Services--8.4%
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	3,441,000 b	1,719,812
Amvescap,
Gtd. Notes	5.38	2/27/13	380,000	353,329
Amvescap,
Gtd. Notes	5.38	12/15/14	25,000	22,137
Amvescap,
Gtd. Notes	5.63	4/17/12	6,510,000	6,322,896
Boeing Capital,
Sr. Unscd. Notes	7.38	9/27/10	890,000	918,584
Capmark Financial Group,
Gtd. Notes	5.88	5/10/12	8,650,000	2,163,356
CIT Group,
Sr. Unscd. Notes	3.35	12/22/08	49,000 b	48,621

Countrywide Home Loans,
Gtd. Notes		4.13	9/15/09	1,820,000	1,745,728
Credit Suisse Guernsey,
Jr. Sub. Notes		5.86	5/29/49	2,785,000 b	1,592,956
Credit Suisse USA,
Gtd. Notes		5.50	8/16/11	1,215,000	1,157,917
FCE Bank,
Sr. Unscd. Notes	EUR	6.14	9/30/09	3,350,000 b,c	3,373,099
Ford Motor Credit,
Sr. Unscd. Notes		5.80	1/12/09	7,495,000	6,949,499
General Electric Capital,
Sr. Unscd. Notes		5.25	10/19/12	1,390,000	1,283,115
General Electric Capital,
Sr. Unscd. Notes		5.63	5/1/18	9,860,000	8,131,246
Goldman Sachs Capital II,
Gtd. Bonds		5.79	12/29/49	4,130,000 b	1,897,871
HSBC Finance Capital Trust IX,
Gtd. Notes		5.91	11/30/35	400,000 b	218,765
HSBC Finance,
Sr. Unscd. Notes		3.17	9/14/12	7,535,000 b,d	5,996,685
International Lease Finance,
Sr. Unscd. Notes		3.03	5/24/10	125,000 b	86,429
International Lease Finance,
Sr. Unscd. Notes		6.38	3/25/13	3,005,000	1,966,818
J.P. Morgan & Co.,
Sub. Notes		6.25	1/15/09	2,425,000	2,422,286
Janus Capital Group,
Sr. Unscd. Notes		6.25	6/15/12	4,970,000	3,920,356
Jefferies Group,
Sr. Unscd. Debs.		6.25	1/15/36	850,000	562,774
Jefferies Group,
Sr. Unscd. Notes		7.75	3/15/12	1,995,000	1,901,149
John Deere Capital,
Sr. Unscd. Notes		2.85	9/1/09	1,405,000 b	1,344,619
Leucadia National,
Sr. Unscd. Notes		7.00	8/15/13	2,735,000	2,420,475
Leucadia National,

Sr. Unscd. Notes	7.13	3/15/17	7,720,000	6,639,200
MBNA Capital A,
Bank Gtd. Cap. Secs., Ser. A	8.28	12/1/26	2,285,000	1,793,238
MBNA,
Sr. Unscd. Notes	6.13	3/1/13	1,345,000	1,237,996
Merrill Lynch & Co.,
Sr. Unscd. Notes, Ser. C	3.01	2/5/10	1,722,000 b	1,561,653
Merrill Lynch & Co.,
Sr. Unscd. Notes, Ser. C	4.25	2/8/10	8,520,000	7,964,257
Merrill Lynch & Co.,
Sub. Notes	5.70	5/2/17	1,025,000	805,205
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.05	8/15/12	4,670,000	4,254,370
Merrill Lynch & Co.,
Notes	6.88	4/25/18	1,115,000	991,982
MUFG Capital Finance 1,
Bank Gtd. Bonds	6.35	7/29/49	440,000 b	308,735
NIPSCO Capital Markets,
Sr. Unscd. Notes	7.86	3/27/17	85,000	73,941
NYSE Euronext,
Sr. Unscd. Notes	4.80	6/28/13	2,750,000	2,581,285
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	2,515,000 a,d	2,099,457
SLM,
Sr. Unscd. Notes, Ser. A	3.68	7/27/09	6,130,000 b	5,460,328
SLM,
Sr. Unscd. Notes, Ser. A	4.00	1/15/09	1,580,000	1,505,996
SLM,
Sr. Unscd. Notes, Ser. A	4.50	7/26/10	3,055,000	2,391,879
SMFG Preferred Capital,
Sub. Bonds	6.08	1/29/49	173,000 a,b	119,803
Windsor Financing,
Sr. Scd. Notes	5.88	7/15/17	1,385,583 a	1,399,246
				99,709,093
Electric Utilities--4.6%
AES,
Sr. Unscd. Notes	7.75	10/15/15	1,940,000	1,530,175

Cinergy,
Sr. Unscd. Bonds	6.53	12/16/08	2,420,000	2,420,958
Cleveland Electric Illumination,
Sr. Unscd. Notes	5.70	4/1/17	825,000	658,092
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	675,000	571,376
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 08-A	5.85	4/1/18	2,230,000	1,902,843
Consumers Energy,
First Mortgage Bonds, Ser. O	5.00	2/15/12	1,160,000	1,070,854
Dominion Resources,
Sr. Unscd. Notes, Ser. B	2.98	11/14/08	3,200,000 b	3,195,978
Dominion Resources,
Sr. Unscd. Notes	6.40	6/15/18	2,160,000	1,833,343
Enel Finance International,
Gtd. Notes	5.70	1/15/13	275,000 a	253,320
Enel Finance International,
Gtd. Bonds	6.25	9/15/17	8,810,000 a	7,299,896
Energy Future Holdings,
Gtd. Notes	10.88	11/1/17	6,745,000 a	5,227,375
FirstEnergy,
Sr. Unscd. Notes, Ser. B	6.45	11/15/11	7,390,000	6,965,954
FPL Group Capital,
Gtd. Debs.	5.63	9/1/11	1,570,000	1,535,206
IPALCO Enterprises,
Sr. Scd. Notes	8.63	11/14/11	140,000 b	128,800
National Grid,
Unsub. Notes	6.30	8/1/16	3,505,000	2,948,967
Nevada Power,
Mortgage Notes	6.50	8/1/18	2,565,000	2,169,667
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	395,000	301,063
NiSource Finance,
Gtd. Notes	3.38	11/23/09	4,365,000 b	3,973,516
NiSource Finance,
Gtd. Notes	5.25	9/15/17	650,000	443,112
Nisource Finance,

Gtd. Notes	6.40	3/15/18	1,530,000	1,110,526
Ohio Power,
Sr. Unscd. Notes	4.39	4/5/10	3,765,000 b	3,705,573
Pacific Gas & Electric,
Sr. Unscd. Notes	6.35	2/15/38	2,380,000	1,876,016
Pepco Holdings,
Sr. Unscd. Notes	3.44	6/1/10	2,540,000 b	2,510,536
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	200,000	152,437
Southern,
Sr. Unscd. Notes, Ser. A	5.30	1/15/12	475,000	458,838
				54,244,421
Environmental Control--.9%
Oakmont Asset Trust,
Notes	4.51	12/22/08	3,025,000 a	3,028,391
Republic Services,
Sr. Unscd. Notes	6.75	8/15/11	610,000	593,988
USA Waste Services,
Sr. Unscd. Notes	7.00	7/15/28	2,395,000	1,686,724
Veolia Environnement,
Sr. Unscd. Notes	5.25	6/3/13	3,745,000	3,390,285
Waste Management,
Sr. Unscd. Notes	6.50	11/15/08	2,230,000	2,231,896
				10,931,284
Food & Beverages--1.2%
Delhaize Group,
Sr. Unscd. Notes	6.50	6/15/17	3,165,000	2,573,547
H.J. Heinz,
Sr. Unscd. Secs.	6.43	12/1/20	4,450,000 a	4,464,102
Kraft Foods,
Sr. Unscd. Notes	6.00	2/11/13	150,000	140,311
Kraft Foods,
Sr. Unscd. Notes	6.88	2/1/38	1,895,000	1,507,814
Kroger,
Gtd. Notes	6.15	1/15/20	3,230,000	2,656,736
Safeway,
Sr. Unscd. Notes	6.35	8/15/17	2,645,000	2,290,245

					13,632,755
Foreign/Governmental--.1%
Export-Import Bank of Korea,
Unsub. Notes		4.50	8/12/09	1,075,000	1,040,024
Federal Republic of Brazil,
Unsub. Bonds	BRL	12.50	1/5/16	1,414,000 c	580,872
					1,620,896
Health Care--1.1%
American Home Products,
Sr. Unscd. Notes		6.95	3/15/11	580,000 b	593,907
Community Health Systems,
Gtd. Notes		8.88	7/15/15	330,000	278,025
Coventry Health Care,
Sr. Unscd. Notes		5.95	3/15/17	400,000	258,452
HCA,
Sr. Unscd. Notes		6.30	10/1/12	2,370,000	1,635,300
HCA,
Sr. Unscd. Notes		6.75	7/15/13	2,765,000	1,783,425
HCA,
Sr. Unscd. Notes		7.88	2/1/11	545,000	457,800
HCA,
Sr. Unscd. Notes		8.75	9/1/10	1,149,000 d	1,016,865
LVB Acquisition,
Gtd. Notes		11.63	10/15/17	3,810,000	3,333,750
Medco Health Solutions,
Sr. Unscd. Notes		7.25	8/15/13	3,611,000	3,457,124
Wellpoint,
Sr. Unscd. Notes		5.88	6/15/17	390,000	319,313
					13,133,961
Manufacturing--.3%
Atlas Copco,
Sr. Unscd. Bonds		5.60	5/22/17	290,000 a	260,613
Siemens Financieringsmaatschappij,
Gtd. Notes		6.13	8/17/26	3,200,000 a	2,601,126
Tyco International Finance,
Gtd. Bonds		6.88	1/15/21	1,240,000	929,572
					3,791,311

Media--4.2%
British Sky Broadcasting,
Gtd. Notes	6.88	2/23/09	900,000	887,260
BSKYB Finance UK,
Gtd. Notes	6.50	10/15/35	2,820,000 a	2,124,876
Clear Channel Communications,
Sr. Unscd. Notes	4.50	1/15/10	4,000,000	3,060,000
Comcast,
Gtd. Notes	5.12	7/14/09	10,070,000 b	9,649,336
Comcast,
Gtd. Notes	5.50	3/15/11	990,000	945,868
Comcast,
Gtd. Notes	6.30	11/15/17	3,890,000	3,367,188
Cox Communications,
Notes	6.25	6/1/18	3,460,000 a	2,827,858
News America Holdings,
Gtd. Debs.	7.70	10/30/25	775,000	654,767
News America,
Gtd. Notes	6.15	3/1/37	6,990,000	5,104,035
News America,
Gtd. Notes	6.65	11/15/37	3,105,000	2,466,146
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	6,130,000	5,815,543
Time Warner Cable,
Gtd. Notes	5.85	5/1/17	3,740,000	3,068,722
Time Warner,
Gtd. Notes	3.03	11/13/09	290,000 b	272,679
Time Warner,
Gtd. Notes	5.88	11/15/16	11,335,000	9,085,479
Time Warner,
Gtd. Notes	6.75	4/15/11	900,000	837,982
				50,167,739
Mining--.7%
Alcoa,
Sr. Unscd. Notes	6.00	7/15/13	1,785,000	1,537,574
Rio Tinto Finance USA,
Gtd. Notes	5.88	7/15/13	8,495,000	7,256,004

				8,793,578
Municipal Obligations--.4%
Clark County School District,
GO, Ser. F (Insured; FSA)	5.50	6/15/17	1,030,000 e	1,112,276
Clark County School District,
GO, Ser. F (Insured; FSA)	5.50	6/15/18	690,000 e	745,117
Clark County,
GO (Bond Bank) (Insured; MBIA)	5.25	6/1/20	970,000 e	1,046,485
Cypress-Fairbanks Independent
School District, GO, Ser. A
(Schoolhouse) (Insured;
PSF-GTD)	5.25	2/15/22	890,000 e	924,790
Williamson County,
GO, Ser. A (Insured; FSA)	6.00	8/15/14	685,000 e	727,265
				4,555,933
Office And Business Equipment--.1%
Xerox,
Sr. Unscd. Notes	5.50	5/15/12	777,000	604,334
Xerox,
Sr. Unscd. Notes	5.65	5/15/13	1,050,000	829,502
				1,433,836
Oil & Gas--.8%
Amerada Hess,
Sr. Unscd. Notes	6.65	8/15/11	810,000	760,533
Anadarko Petroleum,
Sr. Unscd. Notes	3.22	9/15/09	9,409,000 b	8,889,877
Chesapeake Energy,
Gtd. Notes	7.50	6/15/14	165,000	136,538
				9,786,948
Packaging & Containers--.1%
Ball,
Gtd. Notes	6.88	12/15/12	220,000	203,500
Crown Americas,
Gtd. Notes	7.63	11/15/13	575,000	508,875
				712,375
Pipelines--.0%
ANR Pipeline,

Sr. Unscd. Notes	7.00	6/1/25	50,000	40,507
Property & Casualty Insurance--2.5%
Ace INA Holdings,
Gtd. Notes	5.80	3/15/18	2,300,000	1,849,740
Allmerica Financial,
Sr. Unscd. Notes	7.63	10/15/25	1,745,000	1,429,712
Allstate,
Jr. Sub. Debs.	6.50	5/15/67	270,000 b	147,990
Hartford Financial Services Group,
Sr. Unscd. Notes	5.66	11/16/08	2,200,000	2,191,317
HUB International Holdings,
Sr. Sub. Notes	10.25	6/15/15	3,025,000 a	1,920,875
Jackson National Life Global,
Sr. Scd. Notes	5.38	5/8/13	190,000 a	169,176
Lincoln National,
Sr. Unscd. Notes	2.90	3/12/10	960,000 b	936,001
Lincoln National,
Jr. Sub. Bonds	6.05	4/20/67	9,265,000 b	4,267,496
Metlife,
Sr. Unscd. Notes	5.50	6/15/14	2,195,000 d	1,933,154
Metropolitan Life Global Funding
I, Sr. Scd. Notes	5.13	4/10/13	3,145,000 a	2,814,055
Nippon Life Insurance,
Notes	4.88	8/9/10	4,100,000 a	3,926,451
Pacific Life Global Funding,
Notes	3.75	1/15/09	3,378,000 a	3,378,250
Pacific Life Global Funding,
Notes	5.15	4/15/13	4,075,000 a	3,418,391
Willis North America,
Gtd. Notes	6.20	3/28/17	1,415,000	1,032,683
				29,415,291
Real Estate Investment Trusts--3.6%
Arden Realty,
Sr. Unscd. Notes	5.25	3/1/15	675,000	562,353
Avalonbay Communities,
Sr. Unscd. Notes	6.63	9/15/11	370,000	342,855
Boston Properties,

Sr. Unscd. Notes	5.00	6/1/15	810,000	606,411
Boston Properties,
Sr. Unscd. Notes	5.63	4/15/15	2,015,000	1,579,552
Commercial Net Realty,
Sr. Unscd. Notes	6.15	12/15/15	3,080,000	2,593,865
Duke Realty,
Sr. Unscd. Notes	5.88	8/15/12	790,000	658,952
Duke-Weeks Realty,
Sr. Unscd. Notes	6.95	3/15/11	170,000	162,108
Federal Realty Investment Trust,
Sr. Unscd. Notes	5.40	12/1/13	1,525,000	1,312,157
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	550,000	444,519
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	1,560,000	1,437,055
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.20	1/15/17	55,000	45,740
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	7,495,000	6,370,915
Healthcare Realty Trust,
Sr. Unscd. Notes	8.13	5/1/11	225,000	231,385
HRPT Properties Trust,
Sr. Unscd. Notes	3.42	3/16/11	3,675,000 b	3,353,934
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	320,000	221,183
Liberty Property,
Sr. Unscd. Notes	6.63	10/1/17	5,115,000	3,756,001
Mack-Cali Realty,
Sr. Unscd. Notes	5.05	4/15/10	4,635,000	4,646,467
Mack-Cali Realty,
Sr. Unscd. Notes	5.13	1/15/15	75,000 d	70,987
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	2,110,000	2,114,034
Mack-Cali Realty,
Sr. Unscd. Notes	5.80	1/15/16	690,000 d	636,349
Prologis,
Sr. Unscd. Notes	6.63	5/15/18	2,760,000	1,590,977

Regency Centers,
Gtd. Notes	5.25	8/1/15	3,795,000	3,024,167
Regency Centers,
Gtd. Notes	5.88	6/15/17	185,000	141,158
Simon Property Group,
Sr. Unscd. Notes	4.60	6/15/10	1,203,000	1,115,159
Simon Property Group,
Sr. Unscd. Notes	4.88	8/15/10	2,105,000	1,928,148
Simon Property Group,
Sr. Unscd. Notes	5.00	3/1/12	1,000,000	849,767
Simon Property Group,
Sr. Unscd. Notes	5.75	5/1/12	200,000	172,650
WEA Finance,
Sr. Notes	7.13	4/15/18	3,930,000 a	3,089,907
				43,058,755
Residential Mortgage Pass-Through Ctfs.--2.0%
American General Mortgage Loan
Trust, Ser. 2006-1, Cl. A1	5.75	12/25/35	98,239 a,b	97,698
Banc of America Mortgage
Securities, Ser. 2004-F,
Cl. 2A7	4.15	7/25/34	229,039 b	223,488
Banc of America Mortgage
Securities, Ser. 2001-4,
Cl. 2B3	6.75	4/20/31	146,956	142,335
ChaseFlex Trust,
Ser. 2006-2, Cl. A1A	5.59	9/25/36	300,562 b	298,587
Countrywide Home Loan Mortgage
Pass Through Trust,
Ser. 2002-J4, Cl. B3	5.86	10/25/32	310,640 b	75,940
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2003-8, Cl. B3	5.00	5/25/18	204,943 a	74,716
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2005-31, Cl. 2A1	5.48	1/25/36	743,283 b	641,391
Impac CMB Trust,
Ser. 2005-8, Cl. 2M2	4.01	2/25/36	2,789,551 b	1,477,346

Impac CMB Trust,
Ser. 2005-8, Cl. 2M3	4.76	2/25/36	2,256,035 b	951,595
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	3.61	5/25/36	2,008,127 b	1,717,963
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR9, Cl. B2	5.97	6/25/36	762,728 b	52,467
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR9, Cl. B1	5.97	6/25/36	897,328 b	255,174
J.P. Morgan Mortgage Trust,
Ser. 2005-A1, Cl. 5A1	4.48	2/25/35	1,636,445 b	1,383,189
Nomura Asset Acceptance,
Ser. 2005-AP1, Cl. 2A5	4.86	2/25/35	196,999 b	139,761
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	3,631,436 b	2,528,937
Prudential Home Mortgage
Securities, Ser. 1994-A, Cl. 5B	6.73	4/28/24	2,642 a,b	2,121
Residential Funding Mortgage
Securities I, Ser. 2004-S3,
Cl. M1	4.75	3/25/19	1,038,101	755,048
Structured Asset Mortgage
Investments, Ser. 1998-2, Cl. B	5.65	4/30/30	1,491 b	1,147
Terwin Mortgage Trust,
Ser. 2006-9HGA Cl. A1	3.34	10/25/37	368,569 a,b	343,486
WaMu Mortgage Pass Through
Certificates, Ser. 2004-AR7,
Cl. A6	3.94	7/25/34	135,000 b	132,927
WaMu Mortgage Pass Through
Certificates, Ser. 2004-AR9,
Cl. A7	4.14	8/25/34	165,000 b	160,164
WaMu Pass-Through Certificates,
Ser. 2005-AR4, Cl. A4B	4.67	4/25/35	8,875,000 b	8,581,301
Wells Fargo Mortgage Backed
Securities Trust, Ser. 2003-1,
Cl. 2A9	5.75	2/25/33	4,310,705	3,859,369
				23,896,150
Retail--1.3%
CVS Caremark,

Sr. Unscd. Notes	3.11	6/1/10	2,690,000 b	2,431,510
CVS Caremark,
Sr. Unscd. Notes	5.75	8/15/11	255,000	240,724
Home Depot,
Sr. Unscd. Notes	2.94	12/16/09	1,915,000 b	1,744,594
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	4,840,000	2,902,180
Lowe's Companies,
Sr. Unscd. Notes	5.60	9/15/12	165,000	163,461
Macys Retail Holdings,
Gtd. Notes	4.80	7/15/09	45,000	42,582
Macys Retail Holdings,
Gtd. Notes	5.90	12/1/16	155,000	93,764
Macys Retail Holdings,
Gtd. Notes	5.95	11/1/08	1,795,000	1,795,000
Saks,
Sr. Unscd. Notes	8.25	11/15/08	429	429
Walgreen,
Sr. Unscd. Notes	4.88	8/1/13	2,735,000	2,674,819
Wal-Mart Stores,
Sr. Unscd. Notes	6.50	8/15/37	3,575,000	3,218,712
				15,307,775
State/Territory Gen Oblg--2.1%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/24	435,000	340,953
California
GO (Insured; AMBAC)	3.50	10/1/27	1,150,000	794,110
Delaware Housing Authority,
SFMR D-2, Revenue Bonds	5.80	7/1/16	505,000	495,223
Erie Tobacco Asset
Securitization/NY, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/28	570,000	483,354
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	12,555,000	10,027,427
New York Counties Tobacco Trust

IV, Tobacco Settlement
Pass-Through Bonds	6.00	6/1/27	3,960,000	3,404,848
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	8,965,000	7,495,726
Tobacco Settlement Finance
Authority of West Virginia,
Tobacco Settlement
Asset-Backed Bonds	7.47	6/1/47	295,000	192,048
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	1,085,000	878,025
Wisconsin,
GO, Ser. G (Insured; MBIA)	5.00	5/1/15	1,185,000 e	1,268,922
				25,380,636
Telecommunications--3.2%
AT & T,
Sr. Unscd. Notes	2.89	2/5/10	5,565,000 b	5,291,435
AT & T,
Sr. Unscd. Notes	5.60	5/15/18	8,200,000	7,008,507
AT & T,
Gtd. Notes	7.30	11/15/11	740,000 b	746,083
Intelsat Jackson Holdings,
Gtd. Notes	11.25	6/15/16	1,510,000	1,298,600
Intelsat,
Sr. Unscd. Notes	7.63	4/15/12	1,500,000	952,500
KPN,
Sr. Unscd. Notes	8.00	10/1/10	180,000	172,444
Qwest,
Bank Note, Ser. B	6.95	6/30/10	464,000 b	422,820
Qwest,
Bank Note, Ser. B	6.95	6/30/10	1,858,000 b	1,693,103
Qwest,
Sr. Unscd. Notes	7.88	9/1/11	2,740,000	2,390,650
Qwest,
Sr. Unscd. Notes	8.88	3/15/12	50,000 b	44,000

Sprint Capital,
Gtd. Notes	6.88	11/15/28	3,030,000	1,776,116
Sprint Capital,
Gtd. Notes	8.38	3/15/12	2,600,000	2,094,430
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	3,695,000	2,807,546
Telefonica Emisiones,
Gtd. Notes	3.50	6/19/09	2,450,000 b	2,359,688
Telefonica Emisiones,
Gtd. Notes	5.98	6/20/11	6,725,000	6,425,200
U.S. West Communications,
Sr. Unscd. Notes	5.63	11/15/08	70,000	70,000
Verizon Communications,
Sr. Unscd. Notes	8.95	3/1/39	1,800,000	1,831,500
				37,384,622
Textiles--.3%
Mohawk Industries,
Sr. Unscd. Notes	5.75	1/15/11	3,335,000	3,035,407
Transportation--.3%
Ryder System,
Sr. Unscd. Notes	3.50	3/15/09	3,545,000	3,480,984
U.S. Government Agencies--.0%
Small Business Administration
Participation Ctfs., Gov't
Gtd. Debs., Ser. 97-J	6.55	10/1/17	297,146	305,455
U.S. Government Agencies/Mortgage-Backed--55.6%
Federal Home Loan Mortgage Corp.:
5.50%			45,345,000 f,g	44,344,641
3.50%, 9/1/10			222,821 f	220,531
4.00%, 10/1/09			59,888 f	59,770
4.50%, 10/1/09			50,609 f	50,995
5.00%, 10/1/18 - 6/1/37			26,585,586 f	25,222,167
5.50%, 11/1/22 - 4/1/37			33,256,000 f	32,758,562
6.00%, 7/1/17 - 12/1/37			32,209,354 f	32,196,359
6.50%, 10/1/31 - 3/1/32			744,429 f	759,717
Multiclass Mortgage
Participation Ctfs.,

Ser. 2586, Cl. WE, 4.00%,
12/15/32	5,317,456 f	4,941,552
Multiclass Mortgage
Participation Ctfs.,
Ser. 51, Cl. E, 10.00%,
7/15/20	225,994 f	226,059
Multiclass Mortgage
Participation Ctfs.
(Interest Only
Obligations), Ser. 2752,	4,000,000 h,f	269,244
Multiclass Mortgage
Participation Ctfs.
(Interest Only) Ser. 2750,
Cl. IK, 5.00%, 5/15/26	4,617,400 h,f	305,771
Multiclass Mortgage
Participation Ctfs.
(Interest Only
Obligations), Ser. 2731,	4,367,209 h,f	313,643
Federal National Mortgage Association:
5.00%	66,670,000 f,g	63,571,668
5.50%	159,585,000 f,g	156,609,492
6.00%	101,925,000 f,g	102,263,935
3.53%, 7/1/10	270,539 f	267,574
4.00%, 5/1/10	1,068,503 f	1,064,998
4.06%, 6/1/13	100,000 f	95,087
5.00%, 7/1/11 - 1/1/22	10,371,007 f	10,162,621
5.50%, 8/1/22 - 6/1/38	58,917,796 f	57,691,927
5.50%, 2/1/35 - 8/1/37	12,136,645 f,i	11,867,982
6.00%, 1/1/19 - 1/1/38	23,939,079 f	23,977,358
6.50%, 11/1/10 - 12/1/37	16,178,953 f	16,413,669
7.00%, 9/1/14 - 7/1/32	78,933 f	82,633
8.00%, 12/1/25	29,151 f	30,872
Pass-Through Ctfs.,
Ser. 2004-58, Cl. LJ,
5.00%, 7/25/34	8,260,223 f	8,316,539
Grantor Trust,
Ser. 2001-T11, Cl. B,

5.50%, 9/25/11	75,000 f	77,559
Grantor Trust,
Ser. 2001-T6, Cl. B, 6.09%,
5/25/11	275,000 f	288,138
Pass-Through Ctfs.,
Ser. 1988-16, Cl. B, 9.50%,
6/25/18	121,815 f	134,587
Government National Mortgage Association I:
5.50%, 4/15/33	3,925,293	3,859,974
6.50%, 9/15/32	54,192	55,024
8.00%, 2/15/30	4,839	5,174
9.50%, 11/15/17	214,456	231,735
Ser. 2004-43, Cl. A, 2.82%,
12/16/19	724,992	713,889
Ser. 2003-88, Cl. AC,
2.91%, 6/16/18	150,065	150,173
Ser. 2004-23, Cl. B, 2.95%,
3/16/19	2,068,761	2,042,072
Ser. 2004-57, Cl. A, 3.02%,
1/16/19	142,358	140,646
Ser. 2004-97, Cl. AB,
3.08%, 4/16/22	173,231	170,756
Ser. 2007-46, Cl. A, 3.14%,
11/16/29	3,074,632	3,050,935
Ser. 2004-9, Cl. A, 3.36%,
8/16/22	52,425	52,040
Ser. 2004-25, Cl. AC,
3.38%, 1/16/23	415,365	412,075
Ser. 2004-77, Cl. A, 3.40%,
3/16/20	286,093	284,359
Ser. 2003-96, Cl. B, 3.61%,
8/16/18	11,840	11,817
Ser. 2004-67, Cl. A, 3.65%,
9/16/17	59,197	58,955
Ser. 2005-90, Cl. A, 3.76%,
9/16/28	1,108,328	1,095,057
Ser. 2005-34, Cl. A, 3.96%,

9/16/21	1,770,671	1,765,336
Ser. 2004-108, Cl. A,
4.00%, 5/16/27	85,100	84,316
Ser. 2005-79, Cl. A, 4.00%,
10/16/33	2,776,889	2,760,168
Ser. 2005-50, Cl. A, 4.02%,
10/16/26	2,788,278	2,770,729
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	4,889,740	4,841,851
Ser. 2005-9, Cl. A, 4.03%,
5/16/22	65,471	65,230
Ser. 2005-12, Cl. A, 4.04%,
5/16/21	54,608	54,374
Ser. 2005-42, Cl. A, 4.05%,
7/16/20	3,649,915	3,637,190
Ser. 2006-6, Cl. A, 4.05%,
10/16/23	121,386	120,966
Ser. 2007-52, Cl. A, 4.05%,
10/16/25	4,665,847	4,641,488
Ser. 2006-66, Cl. A, 4.09%,
1/16/30	1,516,682	1,505,668
Ser. 2005-14, Cl. A, 4.13%,
2/16/27	99,233	98,962
Ser. 2004-51, Cl. A, 4.15%,
2/16/18	131,441	131,088
Ser. 2006-3, Cl. A, 4.21%,
1/16/28	1,452,278	1,445,048
Ser. 2005-67, Cl. A, 4.22%,
6/16/21	1,498,651	1,495,659
Ser. 2006-5, Cl. A, 4.24%,
7/16/29	1,052,814	1,047,457
Ser. 2006-55, Cl. A, 4.25%,
7/16/29	1,348,131	1,341,025
Ser. 2005-59, Cl. A, 4.39%,
5/16/23	2,825,858	2,822,786
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	8,792,173	8,776,115

Ser. 2005-87, Cl. A, 4.45%,
3/16/25	910,629	909,515
Ser. 2004-39, Cl. LC,
5.50%, 12/20/29	10,133,221	10,240,660
Government National Mortgage Association II:
6.50%, 2/20/31 - 7/20/31	222,137	225,028
7.00%, 11/20/29	613	627
		657,701,617
U.S. Government Securities--1.4%
U.S. Treasury Bonds:
5.00%, 5/15/37	920,000 d	1,013,581
6.25%, 8/15/23	4,580,000 d	5,244,819
U.S. Treasury Notes:
3.50%, 5/31/13	990,000 d	1,027,667
4.75%, 8/15/17	5,995,000 d	6,347,212
4.88%, 4/30/11	2,391,000 d	2,585,644
		16,218,923
Total Bonds and Notes
(cost $1,634,442,982)		1,460,007,021

	Principal
Short-Term Investments--8.1%	Amount ($)	Value ($)

U.S. Government Agencies--7.4%
Federal National Mortgage
Association, Discount Notes, 0.75%, 12/11/08	50,275,000 f	50,233,104
Federal National Mortgage
Association, Discount Notes, 1.97%, 11/13/08	22,420,000 f	22,405,302
Federal National Mortgage
Association, Discount Notes, 2.14%, 11/6/08	15,000,000 f	14,995,542
		87,633,948
U.S. Treasury Bills--.7%
0.47%, 1/2/09	8,820,000 j	8,813,852
Total Short-Term Investments
(cost $96,446,866)		96,447,800

Other Investment--.9%	Shares	Value ($)

Registered Investment Company;

Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $11,035,000)	11,035,000 [k]	11,035,000

Investment of Cash Collateral for
Securities Loaned--2.2%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $26,580,520)	26,580,520 [k]	26,580,520

Total Investments (cost $1,768,505,368)	134.5%	1,594,070,341
Liabilities, Less Cash and Receivables	(34.5%)	(409,195,861)
Net Assets	100.0%	1,184,874,480

AMBAC--American Municipal Bond Assurance Coporation
FSA--Financial Security Assurance
GO--General Obligation
MBIA--Municipal Bond Investors Assurance Insurance Corporation
PSF-GTD--Permanent School Fund Guaranteed
SFMR--Single Family Mortgage Revenue

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, these securities amounted to $150,004,880 or 12.7% of net assets.

b	Variable rate security--interest rate subject to periodic change.

c	Principal amount stated in U.S. Dollars unless otherwise noted. BRL--Brazilian Real EUR--Euro

d	All or a portion of these securities are on loan. At October 31, 2008, the total market value of the fund's securities on loan is $24,266,976 and the total market value of the collateral held by the fund is $26,580,520.

e	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

f	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

g	Purchased on a forward commitment basis.

h	Notional face amount shown.

i	Purchased on a delayed delivery basis.

j	All or partially held by a broker as collateral for open financial futures positions and swap positions.

k	Investment in affiliated money market mutual fund.

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,768,505,368.

Net unrealized depreciation on investments was $173,746,478 of which $2,331,075 related to appreciated investment securities and $176,077,553 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES October 31, 2008 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 10/31/2008 ($)

Financial Futures Long
10 Year Long Gilt	430	77,014,822	December 2008	(611,824)
U.S. Long Bond	726	82,128,750	December 2008	(3,276,211)
U.S. Treasury 10 Year Notes	163	18,431,735	December 2008	(53,483)
Financial Futures Short
U.S. Treasury 5 Year Notes	1,294	(146,555,606)	December 2008	(865,047)
				(4,806,565)

STATEMENT OF OPTIONS WRITTEN
October 31, 2008 (Unaudited)

			Face Amount
			Covered by
			Contracts ($)	Value ($)

Call Options:
5-Year USD LIBOR-BBA,
Swaption			491,800 a	(502,063)
10-Year USD LIBOR-BBA,

Swaption	121,620	a	(141,792)
5-Year USD LIBOR-BBA,
Swaption	242,780	a	(180,112)
10-Year USD LIBOR-BBA,
Swaption	129,830	a	(7,919)
Put Options:
5-Year USD LIBOR-BBA,
Swaption	491,800	a	(235,294)
10-Year USD LIBOR-BBA,
Swaption	121,620	a	(203,328)
5-Year USD LIBOR-BBA,
Swaption	242,780	a	(320,194)
10-Year USD LIBOR-BBA,
Swaption	129,830	a	(362,795)
(Premiums received $2,642,047)			(1,953,497)

LIBOR-BBA--London Inter-bank Offered Rate British Bankers' Association a Non-income producing security.

At October 31, 2008, the fund held the following forward foreign currency exchange contracts:

				Unrealized
				Appreciation/
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost	Value ($)	at 10/31/2008 ($)

Purchases:
Brazilian Real, expiring 11/14/2008	500,000	216,544	229,396	12,852
Brazilian Real, expiring 12/17/2008	500,000	218,818	227,217	8,399
Brazilian Real, expiring 12/17/2008	500,000	229,568	227,217	(2,351)
Brazilian Real, expiring 12/17/2008	1,400,000	585,285	636,208	50,923
Brazilian Real, expiring 12/17/2008	1,130,000	488,121	513,511	25,390
				95,213
Sales:
Euro, expiring 11/03/2008	839,767	1,094,468	1,070,326	24,142
Euro, expiring 12/17/2008	90,000	132,100	114,552	17,548
Euro, expiring 12/17/2008	590,000	829,393	750,957	78,436
Brazilian Real, expiring 11/14/2008	5,230,000	2,123,858	2,399,485	(275,627)
				(155,501)

Total				(60,288)

					Unrealized
Notional		Reference		(Pay) /Receive	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Expriration	(Depreciation) ($)

4,335,000	Block Financial, 5.125%, 10/30/2014	Morgan Stanley	(2.33)	12/20/2012	(132,499.00)
1,380,000	Block Financial, 5.125%, 10/30/2014	JP Morgan	(2.25)	12/20/2012	(38,220.00)
1,265,000	Block Financial, 5.125%, 10/30/2014	JP Morgan	(2.80)	12/20/2012	(61,652.00)
2,060,000	Bristol-Myers Squibb, 6.8%, 11/15/2026	Deutsche Bank	(0.45)	6/20/2018	24,723.00
2,940,000	Bristol-Myers Squibb, 6.8%, 11/15/2026	Goldman, Sachs & Co.	(0.43)	6/20/2018	39,954.00
4,620,000	Campbell Soup Co., 4.875%, 10/1/2013	Deutsche Bank	(0.53)	3/20/2013	(35,812.00)
1,660,000	Campbell Soup Co., 4.875%, 10/1/2013	Deutsche Bank	(0.53)	3/20/2013	(12,868.00)
1,530,000	Campbell Soup Co., 4.875%, 10/1/2013	Morgan Stanley	(0.51)	3/20/2013	(10,567.00)
9,910,000	General Electric Capital, 6%, 6/15/2012	Citibank	4.80	12/20/2013	(198,774.00)
9,995,000	Global Structured Tranche 0-3%	JP Morgan	-	9/20/2013	(2,019,825.00)
1,930,000	Kohls, 6.3%, 3/1/2011	JP Morgan	(1.70)	6/20/2013	6,190.00
3,240,000	Kohls, 6.3%, 3/1/2011	JP Morgan	(1.70)	6/20/2013	10,392.00
2,670,000	Kohls, 6.3%, 3/1/2011	Morgan Stanley	(1.62)	3/20/2013	10,538.00
11,710,000	Northern Tobacco, 5%, 6/1/2046	Citibank	1.35	12/20/2011	(490,790.00)
2,820,000	Pfizer Inc., 4.65%, 3/1/2018	Goldman, Sachs & Co.	(0.41)	6/20/2018	53,596.00
1,990,000	Pfizer Inc., 4.65%, 3/1/2018	Morgan Stanley	(0.38)	6/20/2018	42,504.00
2,790,000	R.R. Donnelley & Sons, 4.95%, 4/1/2014	Deutsche Bank	(1.60)	3/20/2012	55,598.00
1,120,000	R.R. Donnelley & Sons, 4.95%, 4/1/2014	JP Morgan	(1.70)	12/20/2011	16,880.00
6,130,000	Reed Elsevier Capital, 4.625%, 6/15/2012	Deutsche Bank	(0.96)	6/20/2012	77,408.00
2,650,000	Rite Aid, 7.7%, 2/15/2027	JP Morgan	3.55	9/20/2010	(1,209,896.00)
11,710,000	Southern California Tobacco, 5%, 6/1/2037	Citibank	1.35	12/20/2011	(490,790.00)
1,740,000	Standish Structured Tranched Portfolio 0-3%	Barclays	13.40	6/20/2012	(1,713,107.00)
4,738,000	Structured Model Porfolio 0-3%	Morgan Stanley	-	9/20/2013	(977,655.00)
7,202,000	Structured Model Porfolio 0-3%	UBS AG	-	9/20/2013	(1,447,602.00)
					(8,502,274.00)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	37,615,520	(4,806,565)

Level 2 - Other Significant Observable Inputs	1,556,454,821	(10,516,059)

Level 3 - Significant Unobservable Inputs	0	0

Total	1,594,070,341	(15,322,624)

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Inflation Adjusted Securities Fund
October 31, 2008 (Unaudited)

	Principal
Bonds and Notes--99.0%	Amount ($)	Value ($)

U.S. Treasury Inflation Protected Securities:
0.88%, 4/15/10	1,259,548 a	1,184,271
1.38%, 7/15/18	421,686 a	360,739
1.63%, 1/15/15	2,565,855 a	2,246,729
1.75%, 1/15/28	439,282 a,b	343,533
1.88%, 7/15/13	3,143,581 a,b	2,941,707
1.88%, 7/15/15	1,465,577 a	1,294,746
2.00%, 1/15/14	1,977,998 a,b	1,812,497
2.00%, 7/15/14	3,023,480 a,b	2,765,541
2.00%, 1/15/26	3,325,188 a	2,730,551
2.38%, 4/15/11	2,715,643 a,b	2,575,407
2.38%, 1/15/17	3,672,471 a,b	3,349,984
2.38%, 1/15/25	2,099,349 a,b	1,818,890
2.50%, 7/15/16	2,021,318 a,b	1,861,666
2.63%, 7/15/17	1,179,846 a	1,106,014
3.00%, 7/15/12	3,351,315 a,b	3,269,365
3.50%, 1/15/11	2,400,818 a	2,345,676
3.63%, 4/15/28	2,798,872 a	2,889,181
3.88%, 4/15/29	2,619,090 a,b	2,802,429
Total Bonds and Notes
(cost $44,050,289)		37,698,926

Other Investment--.3%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $115,000)	115,000 [c]	115,000
Investment of Cash Collateral for
Securities Loaned--45.1%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $17,155,655)	17,155,655 [c]	17,155,655
Total Investments (cost $61,320,944)	144.4%	54,969,581
Liabilities, Less Cash and Receivables	(44.4%)	(16,909,771)
Net Assets	100.0%	38,059,810

a	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

b	All or a portion of these securities are on loan. At October 31, 2008, the total market value of the fund's securities on loan is $14,415,022 and the total market value of the collateral held by the fund is $17,155,655.

c	Investment in affiliated money market mutual fund.

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $61,320,944.

Net unrealized depreciation on investments was $6,351,363 of which $6,351,363 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	17,270,655		0

Level 2 - Other Significant Observable Inputs	37,698,926		0

Level 3 - Significant Unobservable Inputs	0		0

Total	54,969,581		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Grade Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 18, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	December 18, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)